Borrowings (Details 2) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	May. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2008	Feb. 28, 2007
Long-term debt
Total		$ 6,677,000,000	$ 15,563,000,000
Fair value adjustment related to hedged debt		103,000,000	120,000,000
Less: current portion		(2,160,000,000)	$ (2,530,000,000)
Interest rate (as a percent)			34.00%
Interest expense on borrowings recognized in Consolidated Condensed Statements of Earnings
Interest expense		167,000,000	$ 167,000,000	$ 282,000,000
U.S. Dollar Global Notes
Long-term debt
Total		8,638,000,000	17,837,000,000
2006 Shelf Registration Statement-$500 issued at discount to par at a price of 99.694% in February 2007 at 5.4%, due March 2017, paid November 2015
Long-term debt
Total		$ 162,000,000	$ 500,000,000
Discount to par (as a percent)		99.694%	99.694%									99.694%
Interest rate (as a percent)		5.40%	5.40%									5.40%
Face amount of debt instrument		$ 500,000,000	$ 500,000,000									$ 500,000,000
2006 Shelf Registration Statement-$750 issued at discount to par at a price of 99.932% in March 2008 at 5.5%, due March 2018, paid November 2015
Long-term debt
Total		$ 283,000,000	$ 750,000,000
Discount to par (as a percent)		99.932%	99.932%								99.932%
Interest rate (as a percent)		5.50%	5.50%								5.50%
Face amount of debt instrument		$ 750,000,000	$ 750,000,000								$ 750,000,000
2009 Shelf Registration Statement-$1,100 issued at discount to par at a price of 99.887% in September 2010 at 2.125%, paid September 2015
Long-term debt
Total			$ 1,100,000,000
Discount to par (as a percent)			99.887%							99.887%
Interest rate (as a percent)			2.125%							2.125%
Face amount of debt instrument			$ 1,100,000,000							$ 1,100,000,000
2009 Shelf Registration Statement-$650 issued at discount to par at a price of 99.911% in December 2010 at 2.2%, due December 2015, paid November 2015
Long-term debt
Total		$ 309,000,000	$ 650,000,000
Discount to par (as a percent)		99.911%	99.911%						99.911%
Interest rate (as a percent)		2.20%	2.20%						2.20%
Face amount of debt instrument		$ 650,000,000	$ 650,000,000						$ 650,000,000
2009 Shelf Registration Statement-$1,350 issued at discount to par at a price of 99.827% in December 2010 at 3.75%, due December 2020
Long-term debt
Total		$ 648,000,000	$ 1,349,000,000
Discount to par (as a percent)		99.827%	99.827%						99.827%
Interest rate (as a percent)		3.75%	3.75%						3.75%
Face amount of debt instrument		$ 1,350,000,000	$ 1,350,000,000						$ 1,350,000,000
2009 Shelf Registration Statement-$1,000 issued at discount to par at a price of 99.958% in May 2011 at 2.65%, due June 2016, paid November 2015
Long-term debt
Total		$ 346,000,000	$ 1,000,000,000
Discount to par (as a percent)		99.958%	99.958%					99.958%
Interest rate (as a percent)		2.65%	2.65%					2.65%
Face amount of debt instrument		$ 1,000,000,000	$ 1,000,000,000					$ 1,000,000,000
2009 Shelf Registration Statement-$1,250 issued at discount to par at a price of 99.799% in May 2011 at 4.3%, due June 2021
Long-term debt
Total		$ 1,248,000,000	$ 1,248,000,000
Discount to par (as a percent)		99.799%	99.799%					99.799%
Interest rate (as a percent)		4.30%	4.30%					4.30%
Face amount of debt instrument		$ 1,250,000,000	$ 1,250,000,000					$ 1,250,000,000
2009 Shelf Registration Statement-$750 issued at discount to par at a price of 99.977% in September 2011 at 2.35%, paid March 2015
Long-term debt
Total			$ 750,000,000
Discount to par (as a percent)			99.977%				99.977%
Interest rate (as a percent)			2.35%				2.35%
Face amount of debt instrument			$ 750,000,000				$ 750,000,000
2009 Shelf Registration Statement-$1,300 issued at discount to par at a price of 99.784% in September 2011 at 3.0%, due September 2016, paid November 2015
Long-term debt
Total		$ 390,000,000	$ 1,298,000,000
Discount to par (as a percent)		99.784%	99.784%				99.784%
Interest rate (as a percent)		3.00%	3.00%				3.00%
Face amount of debt instrument		$ 1,300,000,000	$ 1,300,000,000				$ 1,300,000,000
2009 Shelf Registration Statement-$1,000 issued at discount to par at a price of 99.816% in September 2011 at 4.375%, due September 2021
Long-term debt
Total		$ 999,000,000	$ 999,000,000
Discount to par (as a percent)		99.816%	99.816%				99.816%
Interest rate (as a percent)		4.375%	4.375%				4.375%
Face amount of debt instrument		$ 1,000,000,000	$ 1,000,000,000				$ 1,000,000,000
2009 Shelf Registration Statement-$1,200 issued at discount to par at a price of 99.863% in September 2011 at 6.0%, due September 2041
Long-term debt
Total		$ 1,199,000,000	$ 1,199,000,000
Discount to par (as a percent)		99.863%	99.863%				99.863%
Interest rate (as a percent)		6.00%	6.00%				6.00%
Face amount of debt instrument		$ 1,200,000,000	$ 1,200,000,000				$ 1,200,000,000
2009 Shelf Registration Statement-$650 issued at discount to par at a price of 99.946% in December 2011 at 2.625%, paid December 2014
Long-term debt
Total			$ 650,000,000
Discount to par (as a percent)			99.946%			99.946%
Interest rate (as a percent)			2.625%			2.625%
Face amount of debt instrument			$ 650,000,000			$ 650,000,000
2009 Shelf Registration Statement-$850 issued at discount to par at a price of 99.790% in December 2011 at 3.3%, due December 2016, paid November 2015
Long-term debt
Total		$ 220,000,000	$ 849,000,000
Discount to par (as a percent)		99.79%	99.79%			99.79%
Interest rate (as a percent)		3.30%	3.30%			3.30%
Face amount of debt instrument		$ 850,000,000	$ 850,000,000			$ 850,000,000
2009 Shelf Registration Statement-$1,500 issued at discount to par at a price of 99.707% in December 2011 at 4.65%, due December 2021
Long-term debt
Total		$ 1,497,000,000	$ 1,496,000,000
Discount to par (as a percent)		99.707%	99.707%			99.707%
Interest rate (as a percent)		4.65%	4.65%			4.65%
Face amount of debt instrument		$ 1,500,000,000	$ 1,500,000,000			$ 1,500,000,000
2009 Shelf Registration Statement-$1,500 issued at discount to par at a price of 99.985% in March 2012 at 2.6%, due September 2017, paid November 2015
Long-term debt
Total		$ 436,000,000	$ 1,500,000,000
Discount to par (as a percent)		99.985%	99.985%		99.985%
Interest rate (as a percent)		2.60%	2.60%		2.60%
Face amount of debt instrument		$ 1,500,000,000	$ 1,500,000,000		$ 1,500,000,000
2009 Shelf Registration Statement-$500 issued at discount to par at a price of 99.771% in March 2012 at 4.05%, due September 2022
Long-term debt
Total		$ 499,000,000	$ 499,000,000
Discount to par (as a percent)		99.771%	99.771%		99.771%
Interest rate (as a percent)		4.05%	4.05%		4.05%
Face amount of debt instrument		$ 500,000,000	$ 500,000,000		$ 500,000,000
2012 Shelf Registration Statement-$750 issued at par in January 2014 at three-month USD LIBOR plus 0.94%, due January 2019
Long-term debt
Total		102,000,000	750,000,000
Face amount of debt instrument	$ 750,000,000	$ 750,000,000	$ 750,000,000
Spread on reference interest rate (as a percent)	0.94%	0.94%	0.94%
2012 Shelf Registration Statement-$1,250 issued at discount to par at a price of 99.954% in January 2014 at 2.75%, due January 2019
Long-term debt
Total		$ 300,000,000	$ 1,250,000,000
Discount to par (as a percent)	99.954%	99.954%	99.954%
Interest rate (as a percent)	2.75%	2.75%	2.75%
Face amount of debt instrument	$ 1,250,000,000	$ 1,250,000,000	$ 1,250,000,000
Other, including capital lease obligations, at 0.51%-8.30%, due in calendar years 2015-2024
Long-term debt
Other, including capital lease obligations		$ 96,000,000	$ 136,000,000